Changes in Capital Accounts, Textuals (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			2 Months Ended		3 Months Ended				5 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Jan. 15, 2019	Jan. 31, 2020	Jan. 31, 2019	Feb. 09, 2018	Mar. 06, 2020	Feb. 15, 2018	Apr. 07, 2021	Apr. 06, 2020	Mar. 26, 2020	Mar. 21, 2017	May 30, 2017	Sep. 11, 2019	Nov. 02, 2020	Dec. 31, 2020	Dec. 30, 2020	Dec. 21, 2020	Dec. 31, 2019	Dec. 21, 2019	Dec. 31, 2018	Oct. 29, 2020
Restricted stock award, shares														67,225			574,779		16,170
Common stock shares issued														5,082,726			4,902,071
Common stock shares outstanding														5,082,726			4,902,071
Stockholders equity reverse stock splits													one-for-ten
Compensation cost on restricted stock awards														$ 1,916			$ 1,791		$ 1,587
Unrecognized compensation cost relating to restricted share awards														$ 293			1,889
Net proceeds after deducting offering expenses																	$ 6,452		17,413
Preferred stock par value														$ 0.01			$ 0.01
Preferred stock shares outstanding														0			1,600
Value of shares repurchased and cancelled														$ 656
Payments for Repurchase of Preferred Stock														1,515			$ 0		0
Before Reverse Stock Split [Member]
Common stock shares issued																				50,155,299
Common stock shares outstanding																				50,155,299
After Reverse Stock Split [Member]
Common stock shares issued																				5,015,501
Common stock shares outstanding																				5,015,501
Additional Paid-in Capital [Member]
Net proceeds after deducting offering expenses																	$ 6,452		$ 17,413
Value of shares repurchased and cancelled														$ 655
Common Stock [Member]
Conversion of Series B preferred stock to common stock														195,215			710,051		1,025,027
Number of shares repurchased and cancelled														81,785
Value of shares repurchased and cancelled														$ 1
Preferred Stock [Member]
Issuance of Series B preferred stock, shares																	6,470		17,490
Conversion of Series B preferred stock to common stock														1,100			5,220		17,529
Preferred stock shares outstanding																	100
Series B Convertible Preferred Stock [Member]
Preferred stock par value																	$ 0.01
Series B Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Issuance of preferred stock, shares										3,000
Preferred stock par value										$ 0.01
Number of warrants										6,500
Series B-2 Convertible Preferred Stock [Member]
Conversion of Series B preferred stock to common stock								1,100
Preferred stock shares outstanding								400									1,500		250
Number of shares repurchased and cancelled							400
Payments for Repurchase of Preferred Stock							$ 400
Series B-2 Convertible Preferred Stock [Member] | Private Placement Offering [Member]
Number of warrants										140,500
Series C Preferred Stock [Member] | Diana Shipping Inc [Member]
Issuance of Series C preferred stock, shares											100
Preferred stock par value											$ 0.01
Issuance of preferred stock in exchange for loan reduction											$ 3,000
Preferred stock, voting rights											49%			250.000 votes
Preferred stock shares outstanding																	100
Number of shares repurchased and cancelled									100
Payments for Repurchase of Preferred Stock									$ 1,500
Executive Officers And Non Executive Directors [Member]
Restricted stock award, shares						574,779
Restricted common stock award, value						$ 5,000
Restricted common stock, award vesting period						2 years
Compensation cost on restricted stock awards																			$ 1,464
2015 Equity Incentive Plan Amendment [Member]
Equity incentive plan, number of shares reserved				55,000													38,830
Restricted stock award, shares				16,170
Restricted common stock award, value				$ 380
Restricted common stock, award vesting period				2 years
2015 Equity Incentive Plan Amendment II [Member]
Equity incentive plan, number of shares reserved														471,605	538,830
Restricted stock award, shares															67,225
Restricted common stock award, value															$ 320
Restricted common stock, award vesting period															3 years
Receipt of NASDAQ Notice [Member]
Minimum Bid Price	$ 1				$ 1							$ 1
Closing Bid Price Threshold Consecutive Trading Days	30 days											30 days
Grace Period To Regain Compliance					180 days
Share Repurchase Program [Member]
Maximum aggregate authorized share repurchase amount		$ 6,000	$ 6,000
Expiration date		Dec. 21, 2020	Dec. 21, 2019
Number of shares repurchased and cancelled																81,785		0
Value of shares repurchased and cancelled																$ 656